UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Greenhaven Associates, Inc.
      Three Manhattanville Road
      Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY             April 3, 2006
-----------------------------       ------------------       -------------
       [Signature]                  [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

--------------------------          ------------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                    COL 1              COL 2      COL 3        COL 4       COL 5       COL 6                         COL 7
                                     TITLE OF                  VALUE     PRINCIPAL                SHARED     VOTING AUTHORITY SHARES
                  SECURITY             CLASS      CUSIP        ($000)     AMOUNT       SOLE        OTHER       SOLE          NONE
Advance Auto Parts (AAP)              COMMON    00751Y106     183,195    4,399,500   1,034,300   3,365,200   1,034,300     3,365,200
Alcoa Inc (AA)                        COMMON    013817101     124,859    4,085,700           0   4,085,700           0     4,085,700
American Int'l Group (AIG)            COMMON    026874107     395,595    5,985,700   1,012,500   4,973,200   1,012,500     4,973,200
Anadarko Petroleum Corp (APC)         COMMON    032511107     345,527    3,420,720     170,000   3,250,720     170,000     3,250,720
Burlington Northern Santa Fe (BNI)    COMMON    12189T104     264,489    3,174,000     238,500   2,935,500     238,500     2,935,500
Caraustar Industries (CSAR)           COMMON    140909102         525       51,000      51,000           0      51,000             0
Cathay Pacific Airways (CPCAY)        COMMON    148906308       3,560      400,000      19,000     381,000      19,000       381,000
China Netcom Group - ADR (CN)         COMMON    16940Q101      61,380    1,733,400      80,000   1,653,400      80,000     1,653,400
CSX Corp (CSX)                        COMMON    126408103      36,938      617,700      35,000     582,700      35,000       582,700
Genesis Energy LP (GEL)               COMMON    371927104       5,391      432,000     266,210     165,790     266,210       165,790
Honda Motors (HMC)                    COMMON    438128308     188,070    6,074,600     834,300   5,240,300     834,300     5,240,300
International Paper (IP)              COMMON    460146103      43,268    1,251,600           0   1,251,600           0     1,251,600
Longview Fibre (LFB)                  COMMON    543213102       1,899       73,500           0      73,500           0        73,500
MDC Holdings, Inc. (MDC)              COMMON    552676108      88,986    1,383,700     302,700   1,081,000     302,700     1,081,000
Norfolk Southern Corp (NSC)           COMMON    655844108      85,512    1,581,500     187,000   1,394,500     187,000     1,394,500
Plains All Amer Pipeline LP (PAA)     COMMON    726503105       1,574       35,000           0      35,000           0        35,000
RHJ International (RHJIF)             COMMON    749561205      38,646    1,632,025   1,198,900     433,125   1,198,900       433,125
Smurfit Stone (SSCC)                  COMMON    832727101      47,909    3,530,500   1,817,500   1,713,000   1,817,500     1,713,000
Standard Pacific Corp (SPF)           COMMON    85375C101      26,946      801,500     442,500     359,000     442,500       359,000
Timberwest Forest CRP (TWTUF)         COMMON    887147205       9,663      791,400     394,000     397,400     394,000       397,400
Toll Brothers, Inc. (TOL)             COMMON    889478103       1,347       38,900      14,400      24,500      14,400        24,500
Toyota Motor Corp [TM]                COMMON    892331307     492,609    4,523,500     677,000   3,846,500     677,000     3,846,500
Union Pacific Corp (UNP)              COMMON    907818108     453,914    4,862,500     802,000   4,060,500     802,000     4,060,500
UnumProvident Corp (UNM)              COMMON    91529Y106     157,998    7,714,765   1,387,500   6,327,265   1,387,500     6,327,265
Weyerhaeuser Co (WY)                  COMMON    962166104     179,626    2,480,000     122,500   2,357,500     122,500     2,357,500
YARA International (YARIY)            COMMON    984851204      59,806    3,768,500     115,000   3,653,500     115,000     3,653,500
                                                           $3,299,234
------------------------------------------------------------------------------------------------------------------------------------